Schedule of Stockholders' Equity Note, Warrants or Rights (Details)	Jan. 31, 2015 USD ($)	Jan. 31, 2014 USD ($)	Jan. 31, 2013 USD ($)	Jan. 31, 2012 USD ($)	Jan. 31, 2015 Expiry Date October 26, 2015 [Member] USD ($)	Jan. 31, 2015 Expiry Date October 26, 2015 [Member] CAD	Jan. 31, 2015 Expiry DateJuly 2, 2018 [Member] USD ($)	Jan. 31, 2015 Expiry DateJuly 2, 2018 [Member] CAD
Class of Warrant or Right, Outstanding	19,436,706	18,962,535	16,329,206	17,229,206	10,804,706	10,804,706	8,632,000	8,632,000
Class of Warrant or Right, Outstanding, Weighted Average Exercise Price	$ 0.64	$ 0.74	$ 1.28	$ 1.28	$ 0.90	1.14	$ 0.31	0.40